Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 17,964	$ 16,710	$ 14,507	$ 16,468	$ 14,141	$ 13,630	$ 10,931	$ 11,945	$ 10,469	$ 9,041	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 17,630	16,513	14,450	16,523	14,299	13,887	11,223	12,359	10,913	9,494	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 18,542	17,290	15,051	17,120	14,743	14,245	11,458	12,543	11,026	9,539	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,642	18,207	15,766	17,836	15,266	14,668	11,722	12,766	11,158	9,602	10,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 19,502	18,086	15,661	17,730	15,195	14,600	11,684	12,733	11,130	9,586	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,921	16,180	13,454	14,161	11,859	12,433	9,997	11,231	10,251	9,107	9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,612	16,004	13,405	14,215	11,996	12,670	10,265	11,625	10,686	9,568	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 17,475	16,751	13,958	14,730	12,368	13,001	10,477	11,804	10,799	9,618	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,566	17,695	14,662	15,382	12,836	13,408	10,744	12,028	10,936	9,677	10,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 18,368	17,521	14,530	15,252	12,745	13,328	10,688	11,980	10,907	9,664	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,990	14,495	12,448	12,570	10,815	11,567	9,483	10,690	9,705	9,504	9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,713	14,337	12,405	12,621	10,944	11,787	9,741	11,064	10,116	9,984	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,476	15,147	13,045	13,208	11,280	12,098	9,941	11,237	10,223	10,037	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,451	16,003	13,701	13,785	11,719	12,480	10,200	11,454	10,353	10,098	10,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 16,267	15,691	13,444	13,539	11,623	12,395	10,136	11,403	10,324	10,082	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,892	12,796	11,606	12,500	11,229	11,472	10,230	11,042	10,325	8,897	9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,637	12,662	11,566	12,556	11,364	11,695	10,511	11,426	10,762	9,351	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,333	13,246	12,041	13,008	11,707	11,993	10,719	11,603	10,871	9,397	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,159	13,934	12,601	13,532	12,111	12,332	10,971	11,800	11,000	9,446	10,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 15,069	13,858	12,541	13,464	12,067	12,293	10,937	11,778	10,981	9,445	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,833	15,131	13,315	14,372	12,070	12,652	10,297	11,338	10,478	9,063	9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 16,530	14,970	13,265	14,425	12,212	12,893	10,575	11,733	10,927	9,521	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 17,378	15,658	13,812	14,948	12,588	13,223	10,790	11,911	11,033	9,568	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,415	16,505	14,479	15,577	13,049	13,631	11,058	12,136	11,174	9,629	10,000
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 18,267	16,383	14,379	15,480	12,971	13,559	11,012	12,094	11,147	9,619	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 15,253	14,432	12,133	12,850	11,588	11,901	10,252	12,029	9,905	9,432	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 15,253	14,432	12,133	12,850	11,588	11,901	10,252	12,029	9,905	9,432	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 15,253	14,432	12,133	12,850	11,588	11,901	10,252	12,029	9,905	9,432	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 15,253	14,432	12,133	12,850	11,588	11,901	10,252	12,029	9,905	9,432	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 15,253	14,432	12,133	12,850	11,588	11,901	10,252	12,029	9,905	9,432	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark†
Account Value	$ 18,454	16,692	14,882	16,144	13,817	13,606	11,379	12,389	10,853	9,536	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,552	15,299	13,486	15,185	14,423	13,466	11,779	12,029	11,190	9,553	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark†
Account Value	$ 18,454	16,692	14,882	16,144	13,817	13,606	11,379	12,389	10,853	9,536	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,552	15,299	13,486	15,185	14,423	13,466	11,779	12,029	11,190	9,553	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark†
Account Value	$ 18,454	16,692	14,882	16,144	13,817	13,606	11,379	12,389	10,853	9,536	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,552	15,299	13,486	15,185	14,423	13,466	11,779	12,029	11,190	9,553	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark†
Account Value	$ 18,454	16,692	14,882	16,144	13,817	13,606	11,379	12,389	10,853	9,536	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,552	15,299	13,486	15,185	14,423	13,466	11,779	12,029	11,190	9,553	10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark†
Account Value	$ 18,454	16,692	14,882	16,144	13,817	13,606	11,379	12,389	10,853	9,536	10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Account Value	$ 19,045	17,085	15,321	16,390	13,441	13,599	11,170	12,519	10,691	9,518	10,000
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 16,552	15,299	13,486	15,185	14,423	13,466	11,779	12,029	11,190	9,553	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	$ 19,743	$ 17,713	$ 19,157	$ 15,306	$ 14,890	$ 11,767	$ 12,827	$ 11,285	$ 9,617	$ 10,000